Inventories	6 Months Ended
Jun. 30, 2024
Inventories
Inventories

8. Inventories

The inventories include only raw materials and supplies amounting to EUR 457k (December 31, 2023: EUR 24,801k), which are recoverable under the Company’s agreements with its collaboration partner. During the six months ended June 30, 2024, the decrease in inventory of EUR 24,344k is primarily due to write-down of raw material which would have been recoverable under the previous GSK collaboration (refer to Note 17 for further information). The expense recognized related to the write-down is included in cost of sales.